LEASES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Lessee, Lease, Description [Line Items]
Year One	$ 1,276,262
Year Two	1,314,551
Year Three	1,353,987
Year Four	1,394,607
Year Five	1,436,445
Thereafter	7,712,494
Total undiscounted lease liabilities	14,488,346
Interest on lease liabilities	(5,534,921)
Total present value of minimum lease payments	8,953,425			$ 5,001,360
Current portion of lease liability	398,723	$ 325,698	$ 260,621
Lease liability	$ 8,554,702	$ 8,953,425	9,279,123
Continuing Operations [Member]
Lessee, Lease, Description [Line Items]
Year One			1,203,000
Year Two			1,239,090
Year Three			1,276,263
Year Four			1,314,551
Year Five			1,353,987
Thereafter			10,543,546
Total undiscounted lease liabilities			16,930,437
Interest on lease liabilities			(7,390,693)
Total present value of minimum lease payments			9,539,744
Current portion of lease liability			260,621
Lease liability			9,279,123
Discontinued Operations [Member]
Lessee, Lease, Description [Line Items]
Year One			420,382
Year Two			426,184
Year Three			415,947
Year Four			144,732
Year Five			36,399
Thereafter			0
Total undiscounted lease liabilities			1,443,644
Interest on lease liabilities			(226,145)
Total present value of minimum lease payments			1,217,499
Current portion of lease liability			314,799
Lease liability			902,700
Total of Continuing and Discontinued Operations [Member]
Lessee, Lease, Description [Line Items]
Year One			1,623,382
Year Two			1,665,274
Year Three			1,692,210
Year Four			1,459,283
Year Five			1,390,386
Thereafter			10,543,546
Total undiscounted lease liabilities			18,374,081
Interest on lease liabilities			(7,616,838)
Total present value of minimum lease payments			10,757,243
Current portion of lease liability			575,420
Lease liability			$ 10,181,823